Notes Related to the Consolidated Statement of Income (Loss) - Summary of Breakdown of Plan (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	€ 1,359	€ 2,449	€ 1,769
Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	601	1,142	685
Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	633	865	784
Board members [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	125	442	301
AGA Plan [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	688	1,371	1,000
AGA Plan [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	305	727	433
AGA Plan [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	383	644	567
AGA Plan [member] | Free Shares Grant In October 2016
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	53	219	533
AGA Plan [member] | Free Shares Grant In October 2016 | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	16	103	250
AGA Plan [member] | Free Shares Grant In October 2016 | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	37	116	283
AGA Plan [member] | Free Shares Grant In January 2017 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	11	31	92
AGA Plan [member] | Free Shares Grant In January 2017 [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	11	31	92
AGA Plan [member] | Free Shares Grant In June 2017 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	155	483	348
AGA Plan [member] | Free Shares Grant In June 2017 [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	52	222	156
AGA Plan [member] | Free Shares Grant In June 2017 [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	103	262	192
AGA Plan [member] | Free Shares Grant In October 2017 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	12	99	27
AGA Plan [member] | Free Shares Grant In October 2017 [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	12	99	27
AGA Plan [member] | Free Shares Grant In October 2017 [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	0
AGA Plan [member] | Free Shares Grant In January 2018 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	287	538
AGA Plan [member] | Free Shares Grant In January 2018 [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	109	303
AGA Plan [member] | Free Shares Grant In January 2018 [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	178	235
AGA Plan [member] | Free Shares Grant In January 2019 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	43
AGA Plan [member] | Free Shares Grant In January 2019 [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	43
AGA Plan [member] | Free Shares Grant In January 2019 [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	0
AGA Plan [member] | Free Shares Grant In April 2019 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	91
AGA Plan [member] | Free Shares Grant In April 2019 [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	55
AGA Plan [member] | Free Shares Grant In April 2019 [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	36
AGA Plan [member] | Free Shares Grant In October 2019 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	37
AGA Plan [member] | Free Shares Grant In October 2019 [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	18
AGA Plan [member] | Free Shares Grant In October 2019 [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	18
BSA plan [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	125	442	350
BSA plan [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)			50
BSA plan [member] | Board members [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	125	442	301
BSA plan [member] | Free Shares Grant In October 2016
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	24	71	126
BSA plan [member] | Free Shares Grant In October 2016 | Board members [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	24	71	126
BSA plan [member] | Free Shares Grant In January 2017 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	(12)	16	10
BSA plan [member] | Free Shares Grant In January 2017 [member] | Board members [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	(12)	16	10
BSA plan [member] | Free Shares Grant In June 2017 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	54	178	165
BSA plan [member] | Free Shares Grant In June 2017 [member] | Board members [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	54	178	165
BSA plan [member] | Free Shares Grant In June 2015
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)			50
BSA plan [member] | Free Shares Grant In June 2015 | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)			50
BSA plan [member] | Free Shares Grant In January 2018 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	59	177
BSA plan [member] | Free Shares Grant In January 2018 [member] | Board members [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	59	177
BSPCE plan [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)			196
BSPCE plan [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)			94
BSPCE plan [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)			102
BSPCE plan [member] | Free Shares Grant In January 2014
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)			7
BSPCE plan [member] | Free Shares Grant In January 2014 | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)			7
BSPCE plan [member] | Free Shares Grant In September 2015
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)			51
BSPCE plan [member] | Free Shares Grant In September 2015 | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)			51
BSPCE plan [member] | Free Shares Grant In May 2016
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)			138
BSPCE plan [member] | Free Shares Grant In May 2016 | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)			94
BSPCE plan [member] | Free Shares Grant In May 2016 | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)			44
SO [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	546	636	223
SO [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	296	416	158
SO [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	249	220	65
SO [member] | Free Shares Grant In October 2016
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	12	73	90
SO [member] | Free Shares Grant In October 2016 | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	3	37	45
SO [member] | Free Shares Grant In October 2016 | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	8	36	44
SO [member] | Free Shares Grant In January 2017 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		6	46
SO [member] | Free Shares Grant In January 2017 [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		6	46
SO [member] | Free Shares Grant In June 2017 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	70	137	65
SO [member] | Free Shares Grant In June 2017 [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	45	96	44
SO [member] | Free Shares Grant In June 2017 [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	25	41	21
SO [member] | Free Shares Grant In October 2017 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	45	92	23
SO [member] | Free Shares Grant In October 2017 [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	45	92	€ 23
SO [member] | Free Shares Grant In October 2017 [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	0
SO [member] | Free Shares Grant In January 2018 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	260	317
SO [member] | Free Shares Grant In January 2018 [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	125	185
SO [member] | Free Shares Grant In January 2018 [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	135	132
SO [member] | Free Shares Grant In September 2018
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	(11)	11
SO [member] | Free Shares Grant In September 2018 | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	(11)	€ 11
SO [member] | Free Shares Grant In January 2019 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	34
SO [member] | Free Shares Grant In January 2019 [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	34
SO [member] | Free Shares Grant In January 2019 [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	0
SO [member] | Free Shares Grant In April 2019 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	68
SO [member] | Free Shares Grant In April 2019 [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	28
SO [member] | Free Shares Grant In April 2019 [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	40
SO [member] | Free Shares Grant In October 2019 [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	44
SO [member] | Free Shares Grant In October 2019 [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	16
SO [member] | Free Shares Grant In October 2019 [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	28
SO [member] | Free Shares Grant In July 2019
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	24
SO [member] | Free Shares Grant In July 2019 | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	€ 24